Debentures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Debentures, beginning balance	R$ 9,619,106	R$ 7,803,855
Funding	3,920,000	3,195,000
(-) Transaction costs	(60,623)	(60,677)	R$ (14,445)
Charges and monetary variations	60,623	61,632
Charges and monetary variations	1,339,067	1,316,462
Amortization - principal	(1,135,225)	(1,212,347)
Payment - charges	(1,114,064)	(1,138,030)
Reclassification	59,104	(284,202)
Debentures, ending balance	R$ 12,627,365	R$ 9,619,106	R$ 7,803,855